PRIVATE PLACEMENT (Q3) (Details) - Private Placement Warrants [Member] - USD ($)	Sep. 22, 2020	Sep. 30, 2021
Private Placement Warrants [Abstract]
Warrants issued (in shares)	4,145,000
Share price (in dollars per share)	$ 1.00
Gross proceeds received from issuance of warrants	$ 4,145,000
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)		1
Warrants exercise price (in dollars per share)		$ 11.50